Property and Equipment, Net (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consisted of the following:

	March 31, 2025	December 31, 2024
Transportation equipment	$312,583	$329,416
Office furniture and equipment	3,216	3,216
Leasehold improvements	2,385	2,328
Construction in progress	236	236
Deposits on transportation equipment	17,269	14,165
	335,689	349,361
Less: Accumulated depreciation	(91,723)	(89,487)
Property and equipment, net	$243,966	$259,874
Depreciation and amortization are computed using the straight-line method over the estimated useful lives of the assets as follows:

Estimated Useful Life
Transportation equipment	5-20 years
Office furniture and equipment	3-10 years
Leasehold improvements	Shorter of remaining lease term or useful life

Property and equipment, net consisted of the following:

	December 31, 2024	December 31, 2023
Transportation equipment	$329,416	$311,584
Office furniture and equipment	3,216	3,131
Leasehold improvements	2,328	2,306
Construction in progress	236	147
Deposits on transportation equipment	14,165	23,923
	349,361	341,091
Less: Accumulated depreciation	(89,487)	(87,115)
Property and equipment, net	$259,874	$253,976